Hartford Life Insurance Company Separate Account Three:

333-119414	The Director M
Director M Platinum
AmSouth Variable Annuity M
The Director M Select
The Huntington Director M
Fifth Third Director M
Wells Fargo Director M
Classic Director M
Director M Ultra
333-119419	Director M Access
333-119415	The Director M Edge
333-119422	The Director M Plus
AmSouth Variable Annuity M Plus
The Director M Select Plus
333-119417	The Director M Outlook
Director M Platinum Outlook
AmSouth Variable Annuity M Outlook
The Director M Select Outlook
Huntington Director M Outlook
Wells Fargo Director M Outlook
Classic Director M Outlook

Hartford Life and Annuity Company Separate Account Three:

333-119418	The Director M
Wells Fargo Director M
333-119423	Director M Access
333-119420	The Director M Edge
333-119416	The Director M Plus
333-119421	The Director M Outlook
Wells Fargo Director M Outlook

Hartford Life Insurance Company Separate Account Seven:

333-101932	Hartford Leaders (Series II/IIR/III)
Wells Fargo Leaders (Series I/IR/II)
Hartford Leaders /Chase (Series I/II)
Classic Hartford Leaders
Hartford Leaders Select
Huntington Hartford Leaders
333-101937	Hartford Leaders Access (Series II/IIR/III)
333-101942	Hartford Leader Edge (Series II/IIR/III)
333-101948	Hartford Leaders Plus (Series II/IIR/III)
333-101954	Hartford Leaders Outlook (Series II/IIR/III)
Nations Outlook Variable Annuity (Series II/IIR/III)
Huntington Hartford Leaders Outlook (Series II/IIR/III)
Classic Hartford Leaders Outlook (Series II/IIR/III)
Wells Fargo Leaders Outlook (Series I/IR/II)

Hartford Leaders Select Outlook

Hartford Life and Annuity Insurance Company Separate Account Seven:

333-101933	Hartford Leaders (Series II/IIR/III)
Wells Fargo Leaders (Series I/IR/II)
333-101936	Hartford Leaders Access (Series II/IIR/III)
333-101943	Hartford Leader Edge (Series II/IIR/III)
333-101949	Hartford Leaders Plus (Series II/IIR/III)
333-101955	Hartford Leaders Outlook (Series II/IIR/III)
Wells Fargo Leaders Outlook (Series I/IR/II)

Supplement Dated January 9, 2008, to the Prospectus Dated May 1, 2007

Supplement Dated January 9, 2008 to Your Prospectus

The third table following section “IV. How does the exchange process work?” of the Supplement dated October 15, 2007, assuming an annual 6% loss for the The Hartford’s Lifetime Income Builder is deleted and replaced with the following table:

Lifetime Income Builder

						Death Benefit
		Account Value	Benefit	Guaranteed		Benefit Amount	EOY = BA	Account Value
Age BOY	Return	BOY	Amount BOY	WD	Actual WD	EOY	EOY	EOY	Fee
60	-0.06	$100,000	$100,000	$5,000	$5,000	$95,000	$95,000	$89,300	$380
61	-0.06	$88,920	$95,000	$5,000	$5,000	$90,000	$90,000	$78,885	$360
62	-0.06	$78,525	$90,000	$5,000	$5,000	$85,000	$85,000	$69,113	$340
63	-0.06	$68,773	$85,000	$5,000	$5,000	$80,000	$80,000	$59,947	$320
64	-0.06	$59,627	$80,000	$5,000	$5,000	$75,000	$75,000	$51,349	$300
65	-0.06	$51,049	$75,000	$5,000	$5,000	$70,000	$70,000	$43,286	$280
66	-0.06	$43,006	$70,000	$5,000	$5,000	$65,000	$65,000	$35,726	$260
67	-0.06	$35,466	$65,000	$5,000	$5,000	$60,000	$60,000	$28,638	$240
68	-0.06	$28,398	$60,000	$5,000	$5,000	$55,000	$55,000	$21,994	$220
69	-0.06	$21,774	$55,000	$5,000	$5,000	$50,000	$50,000	$15,768	$200
70	-0.06	$15,568	$50,000	$5,000	$5,000	$45,000	$45,000	$9,934	$180
71	-0.06	$9,754	$45,000	$5,000	$5,000	$40,000	$40,000	$4,468	$160
72	-0.06	$4,308	$40,000	$5,000	$5,000	$35,000	$35,000	$0	$0
73	-0.06	$0	$35,000	$5,000	$5,000	$30,000	$30,000	$0	$0
74	-0.06	$0	$30,000	$5,000	$5,000	$25,000	$25,000	$0	$0
75	-0.06	$0	$25,000	$5,000	$5,000	$20,000	$20,000	$0	$0
76	-0.06	$0	$20,000	$5,000	$5,000	$15,000	$15,000	$0	$0
77	-0.06	$0	$15,000	$5,000	$5,000	$10,000	$10,000	$0	$0
78	-0.06	$0	$10,000	$5,000	$5,000	$5,000	$5,000	$0	$0
79	-0.06	$0	$5,000	$5,000	$5,000	$0	$0	$0	$0
80	-0.06	$0	$0	$5,000	$5,000	$0	$0	$0	$0
81	-0.06	$0	$0	$5,000	$5,000	$0	$0	$0	$0
82	-0.06	$0	$0	$5,000	$5,000	$0	$0	$0	$0
83	-0.06	$0	$0	$5,000	$5,000	$0	$0	$0	$0
84	-0.06	$0	$0	$5,000	$5,000	$0	$0	$0	$0
85	-0.06	$0	$0	$5,000	$5,000	$0	$0	$0	$0

Assumptions:	Legend:
Age 60	BOY	Beginning of Year
Annual withdrawals taken, within limit	EOY	End of Year
Market Performance = Annual 6% Loss	WD	Withdrawal

HV-6650